Pay vs Performance Disclosure - USD ($)	4 Months Ended	12 Months Ended					44 Months Ended
	Apr. 28, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
 Pay Versus Performance Disclosure
Under Item 402(v) of the SEC’s Regulation
S-K,
which was adopted in 2022, the Company is required to disclose annually information concerning “pay versus performance.” The purpose of this disclosure is to show the relationship between executive compensation actually paid to the principal executive officer (“PEO”) and other named executive officers and the financial performance of the Company. Item 402(v) also requires disclosure of the cumulative total shareholder return (“TSR”) of the Company’s peer group, the Company’s net income, and an additional financial performance measure chosen by the Company.
Disclosure under Item 402(v) is required for the Company’s last five completed fiscal years. Notwithstanding, there is a transitional rule which provides that for the first filing after approval of the new requirement in 2023 the Company only needed to disclose information for the last three completed fiscal years and to add one additional year of disclosure during the following two years.

Year	Summary Comp. Table Total for First PEO ($) (1)	Summary Comp. Table Total for Second PEO ($) (1)	Comp. Actually Paid to First PEO ($) (2)	Comp. Actually Paid to Second PEO ($) (3)	Average Summary Comp. Table Total for non- PEO NEOs ($) (4)	Average Comp. Actually Paid to non- PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($,000)	Pretax Net Income ($,000) (6)
							Total Shareholder Return ($)	Peer group Total Shareholder Return ($) (5)
2023	5,773,779		10,660,712		1,635,584	2,692,413	184.22	194.48	205,384	276,200
2022	3,255,722		-1,889,888		1,348,892	-2,279,976	94.19	129.71	184,626	236,056
2021	4,079,676		7,700,955		1,624,059	4,676,692	300.47	156.66	208,737	329,637
2020	1,918,792	1,716,354	4,301,083	2,195,157	1,284,572	3,068,390	186.29	126.06	175,631	241,114
2019							100.00	100.00

(1)
During 2020, Mr. Cline, the Company’s current Chairman of the Board, served as President and Chief Executive Officer between January 1, 2020 and April 28, 2020, his retirement date. Mr. Fairbanks has served as President and Chief Executive Officer since April 29, 2020. In the table above, Mr. Fairbanks is the “First PEO” and Mr. Cline is the “Second PEO.”

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Fairbanks, computed in accordance with item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Fairbanks’ total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.” For Mr. Fairbanks: for 2020, the amount of $518,765 was deducted for stock awards and the amount of $91,547 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,091,191 was added for stock awards granted in 2020, the amount of $1,334,538 was added for stock awards granted in prior fiscal years that were unvested at the end of 2020, the amount of $81,010 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $265,274 was added for SAR awards granted in 2020, the amount of $191,233 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2020, and the amount of $29,357 was added for SAR awards granted in prior fiscal years that vested in 2020; for 2021, the amount of $1,301,563 was deducted for stock awards and the amount of $229,688 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $2,669,543 was added for stock awards granted in 2021, the amount of $1,087,441 was added for stock awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $773,036 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $289,078 was added for SAR awards granted in 2021, the amount of $229,702 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $103,729 was added for SAR awards granted in prior fiscal years that vested in 2021; for 2022, the amount of $2,125,000 was deducted for stock awards and the amount of $375,000 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $451,619 was added for stock awards granted in 2022, the amount of $1,826,069 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $906,975 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $141,372 was added for SAR awards granted in 2022, the amount of $290,428 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2022, and the amount of $215,156 was deducted for SAR awards granted in prior fiscal years that vested in 2022; and for 2023, the amount $2,783,750 was deducted for stock awards and the amount $491,250 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $6,444,456 was added for stock awards granted in 2023, the amount $389,839 was added for stock awards granted in prior fiscal years that were unvested at the end of 2023, the amount of $159,732 was added for stock awards granted in prior fiscal years that vested in 2023, the amount of $884,560 was added for SAR awards granted in 2023, the amount of $241,258 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2023, and the amount of $42,088 was added for SAR awards granted in prior fiscal years that vested in 2023. For purposes of clarification, the “compensation actually paid” for 2022 for Mr. Fairbanks is a negative number due to the aggregate decrease in fair value of his stock awards and SAR awards in 2022.

Furthermore, Mr. Fairbanks’ “compensation actually paid” for 2023 is due in part to the increase in value of our common stock from December 31, 2022 to December 31, 2023 and actual realization of this amount of compensation is, of course, dependent on actual future financial performance and the Company’s common stock value.

(3)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Cline, computed in accordance with item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Cline’s total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.” For Mr. Cline, for 2020: the amount of $1,275,000 was deducted for stock awards and the amount of $225,000 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $350,593 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $1,212,310 was added for stock awards that were granted and that vested in 2022, the amount of $133,293 was added for SAR awards granted in prior fiscal years that vested in 2020, and the amount of $282,607 was added for SAR awards that were granted and that vested in 2022.

(4)
For 2020, 2021, and 2022, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm and Mr. Gupp and for 2023, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm from January 1, 2023 until June 9, 2023, Mr. Gupp from January 1, 2023 until May 5, 2023, Ms. Fernandez since October 25, 2023 and Ms. Lovcik since October 23, 2023. The dollar amounts reported in this column represent the amount of “compensation actually paid” to the above-referenced named executive officers other than the PEO, computed in accordance with item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to these named executive officers’ total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.”

For Mr. Zambanini: for 2020, the amount of $518,765 was deducted for stock awards and the amount of $91,547 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,091,191 was added for stock awards granted in 2020, the amount of $1,223,945 was added for stock awards granted in prior fiscal years that were unvested at the end of 2020, the amount of $73,813 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $265,274 was added for SAR awards granted in 2020, the amount of $184,533 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2020, and the amount of $26,764 was added for SAR awards granted in prior fiscal years that vested in 2020; for 2021, the amount of $559,938 was deducted for stock awards and the amount of $98,813 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,148,430 was added for stock awards granted in 2021, the amount of $1,941,035 was added for stock awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $260,798 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $124,347 was added for SAR awards granted in 2021, the amount of $229,702 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $99,700 was added for SAR awards granted in prior fiscal years that vested in 2021; and for 2022, the amount of $702,950 was deducted for stock awards and the amount of $124,050 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $149,383 was added for stock awards granted in 2022, the amount of $1,133,967 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $2,289,237 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $46,762 was added for SAR awards granted in 2022, the amount of $197,757 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2022, and the amount of $187,546 was deducted for SAR awards granted in prior fiscal years that vested in 2022; and for 2023, the amount of $1,049,750 was deducted for stock awards and the amount of $185,250 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $2,430,300 was added for stock awards granted in 2023, the amount of $168,831 was added for stock awards granted in prior fiscal years that were unvested at the end of 2023, the amount of $105,047 was added for stock awards granted in prior fiscal years that vested in 2023, the amount of $333,564 was added for SAR awards granted in 2023, the amount of $83,408 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2023, and the amount of $24,746 was added for SAR awards granted in prior fiscal years that vested in 2023.
For Mr. Schemm, for 2020, the amount of $340,000 was deducted for stock awards and the amount of $60,000 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $847,793 was added for stock awards granted in 2020, and the amount of $191,208 was added for SAR awards granted in 2020; for 2021, the amount of $499,163 was deducted for stock awards and the amount of $88,088 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,023,797 was added for stock awards granted in 2021, the amount of $554,371 was added for stock awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $1,578,168 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $110,843 was added for SAR awards granted in 2021, the amount of $102,225 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $20,595 was added for SAR awards granted in prior fiscal years that vested in 2021; and for 2022, the amount of $607,750 was deducted for stock awards and the amount of $107,250 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $129,149 was added for stock awards granted in 2022, the amount of $952,118 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $348,099 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $40,436 was added for SAR awards granted in 2022, the amount of $62,294 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2022, and the amount of $73,207 was deducted for SAR awards granted in prior fiscal years that vested in 2022, and for 2023, the amount of $838,100 was deducted for stock awards and the amount of $147,900 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,940,349 was added for stock awards granted in 2023, the amount of $147,958 was added for stock awards granted in prior fiscal years that were unvested at the end of 2023, the amount of $85,853 was added for stock awards granted in prior fiscal years that vested in 2023, the amount of $266,293 was added for SAR awards granted in 2023, the amount of $72,540 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2023, and the amount of $19,361 was added for SAR awards granted in prior fiscal years that vested in 2023.

For Mr. Gupp, for 2020, the amount of $459,230 was deducted for stock awards and the amount of $81,041 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $965,863 was added for stock awards granted in 2020, the amount of $1,472,040 was added for stock awards granted in prior fiscal years that were unvested at the end of 2020, the amount of $96,231 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $234,801 was added for SAR awards granted in 2020, the amount of $193,861 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2020, and the amount of $34,720 was added for SAR awards granted in prior fiscal years that vested in 2020; for 2021, the amount of $480,675 was deducted for stock awards and the amount of $84,825 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $985,854 was added for stock awards granted in 2021, the amount of $2,089,191 was added for stock awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $283,081 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $106,733 was added for SAR awards granted in 2021, the amount of $204,443 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $106,090 was added for SAR awards granted in prior fiscal years that vested in 2021; and for 2022, the amount of $534,905 was deducted for stock awards and the amount of $94,395 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $113,698 was added for stock awards granted in 2022, the amount of $3,013,721 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $632,643 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $35,592 was added for SAR awards granted in 2022, the amount of $173,063 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2022, and the amount of $166,671 was deducted for SAR awards granted in prior fiscal years that vested in 2022; and for 2023 the amount of $591,600 was deducted for stock awards and the amount of $104,400 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,369,595 was added for stock awards granted in 2023, the amount of $135,651 was added for stock awards granted in prior fiscal years that were unvested at the end of 2023, the amount of $91,545 was added for stock awards granted in prior fiscal years that vested in 2023, the amount of $188,006 was added for SAR awards granted in 2023, the amount of $64,994 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2023, and the amount of $21,038 was added for SAR awards granted in prior fiscal years that vested in 2023.
For Ms. Lovcik, for 2023, the amount of $300,000 was deducted for stock awards reflecting the amount in the Summary Compensation Table, and the amount of $446,569 was added for stock awards granted in 2023.
For Ms. Fernandez, for 2023 the amount of $553,350 was deducted for stock awards and the amount of $97,650 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,281,010 was added for stock awards granted in 2023, the amount of $82,296 was added for stock awards granted in prior fiscal years that were unvested at the end of 2023, the amount of $4,019 was added for stock awards granted in prior fiscal years that vested in 2023, the amount of $175,815 was added for SAR awards granted in 2023, the amount of $28,669 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2023, and the amount of $2,575 was added for SAR awards granted in prior fiscal years that vested in 2023.
For purposes of clarification, the “compensation actually paid” for 2022 for the named executive officers other than the PEO is a negative number due to the decrease in fair value of their stock awards and SAR awards in 2022. Furthermore, “compensation actually paid” for 2023 is due in part to the increase in value of stock from December 31, 2022 to December 31, 2023 and actual realization of this amount of compensation is, of course, dependent on actual future financial performance and the Company’s common stock value.

(5)	The Company is using as its Peer Group the S&P 600 Building Products Index, which is an index used by the Company for purposes of disclosure in its Form 10-K under Item 201(e) of Regulation S-K.

(6)
The Company has chosen pretax income as its “Company-Selected Measure”, in that the Company’s annual cash incentive payment is weighted 75% on the achievement of a certain pretax income target, adjusted each year by the Compensation Committee to exclude any items determined by the Committee to be extraordinary and not considered in the establishment of the pretax income target. The amounts set forth above are after such adjustments.

Company Selected Measure Name		pretax income
Named Executive Officers, Footnote		For 2020, 2021, and 2022, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm and Mr. Gupp and for 2023, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm from January 1, 2023 until June 9, 2023, Mr. Gupp from January 1, 2023 until May 5, 2023, Ms. Fernandez since October 25, 2023 and Ms. Lovcik since October 23, 2023.
Peer Group Issuers, Footnote		The Company is using as its Peer Group the S&P 600 Building Products Index, which is an index used by the Company for purposes of disclosure in its Form 10-K under Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Fairbanks, computed in accordance with item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Fairbanks’ total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.” For Mr. Fairbanks: for 2020, the amount of $518,765 was deducted for stock awards and the amount of $91,547 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,091,191 was added for stock awards granted in 2020, the amount of $1,334,538 was added for stock awards granted in prior fiscal years that were unvested at the end of 2020, the amount of $81,010 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $265,274 was added for SAR awards granted in 2020, the amount of $191,233 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2020, and the amount of $29,357 was added for SAR awards granted in prior fiscal years that vested in 2020; for 2021, the amount of $1,301,563 was deducted for stock awards and the amount of $229,688 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $2,669,543 was added for stock awards granted in 2021, the amount of $1,087,441 was added for stock awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $773,036 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $289,078 was added for SAR awards granted in 2021, the amount of $229,702 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $103,729 was added for SAR awards granted in prior fiscal years that vested in 2021; for 2022, the amount of $2,125,000 was deducted for stock awards and the amount of $375,000 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $451,619 was added for stock awards granted in 2022, the amount of $1,826,069 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $906,975 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $141,372 was added for SAR awards granted in 2022, the amount of $290,428 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2022, and the amount of $215,156 was deducted for SAR awards granted in prior fiscal years that vested in 2022; and for 2023, the amount $2,783,750 was deducted for stock awards and the amount $491,250 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $6,444,456 was added for stock awards granted in 2023, the amount $389,839 was added for stock awards granted in prior fiscal years that were unvested at the end of 2023, the amount of $159,732 was added for stock awards granted in prior fiscal years that vested in 2023, the amount of $884,560 was added for SAR awards granted in 2023, the amount of $241,258 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2023, and the amount of $42,088 was added for SAR awards granted in prior fiscal years that vested in 2023. For purposes of clarification, the “compensation actually paid” for 2022 for Mr. Fairbanks is a negative number due to the aggregate decrease in fair value of his stock awards and SAR awards in 2022.

Furthermore, Mr. Fairbanks’ “compensation actually paid” for 2023 is due in part to the increase in value of our common stock from December 31, 2022 to December 31, 2023 and actual realization of this amount of compensation is, of course, dependent on actual future financial performance and the Company’s common stock value.

(3)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Cline, computed in accordance with item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Cline’s total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.” For Mr. Cline, for 2020: the amount of $1,275,000 was deducted for stock awards and the amount of $225,000 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $350,593 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $1,212,310 was added for stock awards that were granted and that vested in 2022, the amount of $133,293 was added for SAR awards granted in prior fiscal years that vested in 2020, and the amount of $282,607 was added for SAR awards that were granted and that vested in 2022.

Non-PEO NEO Average Total Compensation Amount		$ 1,635,584	$ 1,348,892	$ 1,624,059	$ 1,284,572
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,692,413	(2,279,976)	4,676,692	3,068,390
Adjustment to Non-PEO NEO Compensation Footnote
(4)
For 2020, 2021, and 2022, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm and Mr. Gupp and for 2023, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm from January 1, 2023 until June 9, 2023, Mr. Gupp from January 1, 2023 until May 5, 2023, Ms. Fernandez since October 25, 2023 and Ms. Lovcik since October 23, 2023. The dollar amounts reported in this column represent the amount of “compensation actually paid” to the above-referenced named executive officers other than the PEO, computed in accordance with item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to these named executive officers’ total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.”

For Mr. Zambanini: for 2020, the amount of $518,765 was deducted for stock awards and the amount of $91,547 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,091,191 was added for stock awards granted in 2020, the amount of $1,223,945 was added for stock awards granted in prior fiscal years that were unvested at the end of 2020, the amount of $73,813 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $265,274 was added for SAR awards granted in 2020, the amount of $184,533 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2020, and the amount of $26,764 was added for SAR awards granted in prior fiscal years that vested in 2020; for 2021, the amount of $559,938 was deducted for stock awards and the amount of $98,813 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,148,430 was added for stock awards granted in 2021, the amount of $1,941,035 was added for stock awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $260,798 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $124,347 was added for SAR awards granted in 2021, the amount of $229,702 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $99,700 was added for SAR awards granted in prior fiscal years that vested in 2021; and for 2022, the amount of $702,950 was deducted for stock awards and the amount of $124,050 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $149,383 was added for stock awards granted in 2022, the amount of $1,133,967 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $2,289,237 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $46,762 was added for SAR awards granted in 2022, the amount of $197,757 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2022, and the amount of $187,546 was deducted for SAR awards granted in prior fiscal years that vested in 2022; and for 2023, the amount of $1,049,750 was deducted for stock awards and the amount of $185,250 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $2,430,300 was added for stock awards granted in 2023, the amount of $168,831 was added for stock awards granted in prior fiscal years that were unvested at the end of 2023, the amount of $105,047 was added for stock awards granted in prior fiscal years that vested in 2023, the amount of $333,564 was added for SAR awards granted in 2023, the amount of $83,408 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2023, and the amount of $24,746 was added for SAR awards granted in prior fiscal years that vested in 2023.
For Mr. Schemm, for 2020, the amount of $340,000 was deducted for stock awards and the amount of $60,000 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $847,793 was added for stock awards granted in 2020, and the amount of $191,208 was added for SAR awards granted in 2020; for 2021, the amount of $499,163 was deducted for stock awards and the amount of $88,088 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,023,797 was added for stock awards granted in 2021, the amount of $554,371 was added for stock awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $1,578,168 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $110,843 was added for SAR awards granted in 2021, the amount of $102,225 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $20,595 was added for SAR awards granted in prior fiscal years that vested in 2021; and for 2022, the amount of $607,750 was deducted for stock awards and the amount of $107,250 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $129,149 was added for stock awards granted in 2022, the amount of $952,118 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $348,099 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $40,436 was added for SAR awards granted in 2022, the amount of $62,294 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2022, and the amount of $73,207 was deducted for SAR awards granted in prior fiscal years that vested in 2022, and for 2023, the amount of $838,100 was deducted for stock awards and the amount of $147,900 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,940,349 was added for stock awards granted in 2023, the amount of $147,958 was added for stock awards granted in prior fiscal years that were unvested at the end of 2023, the amount of $85,853 was added for stock awards granted in prior fiscal years that vested in 2023, the amount of $266,293 was added for SAR awards granted in 2023, the amount of $72,540 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2023, and the amount of $19,361 was added for SAR awards granted in prior fiscal years that vested in 2023.

For Mr. Gupp, for 2020, the amount of $459,230 was deducted for stock awards and the amount of $81,041 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $965,863 was added for stock awards granted in 2020, the amount of $1,472,040 was added for stock awards granted in prior fiscal years that were unvested at the end of 2020, the amount of $96,231 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $234,801 was added for SAR awards granted in 2020, the amount of $193,861 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2020, and the amount of $34,720 was added for SAR awards granted in prior fiscal years that vested in 2020; for 2021, the amount of $480,675 was deducted for stock awards and the amount of $84,825 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $985,854 was added for stock awards granted in 2021, the amount of $2,089,191 was added for stock awards granted in prior fiscal years that were unvested at the end of 2021, the amount of $283,081 was added for stock awards granted in prior fiscal years that vested in 2021, the amount of $106,733 was added for SAR awards granted in 2021, the amount of $204,443 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2021, and the amount of $106,090 was added for SAR awards granted in prior fiscal years that vested in 2021; and for 2022, the amount of $534,905 was deducted for stock awards and the amount of $94,395 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $113,698 was added for stock awards granted in 2022, the amount of $3,013,721 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2022, the amount of $632,643 was deducted for stock awards granted in prior fiscal years that vested in 2022, the amount of $35,592 was added for SAR awards granted in 2022, the amount of $173,063 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2022, and the amount of $166,671 was deducted for SAR awards granted in prior fiscal years that vested in 2022; and for 2023 the amount of $591,600 was deducted for stock awards and the amount of $104,400 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,369,595 was added for stock awards granted in 2023, the amount of $135,651 was added for stock awards granted in prior fiscal years that were unvested at the end of 2023, the amount of $91,545 was added for stock awards granted in prior fiscal years that vested in 2023, the amount of $188,006 was added for SAR awards granted in 2023, the amount of $64,994 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2023, and the amount of $21,038 was added for SAR awards granted in prior fiscal years that vested in 2023.
For Ms. Lovcik, for 2023, the amount of $300,000 was deducted for stock awards reflecting the amount in the Summary Compensation Table, and the amount of $446,569 was added for stock awards granted in 2023.
For Ms. Fernandez, for 2023 the amount of $553,350 was deducted for stock awards and the amount of $97,650 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $1,281,010 was added for stock awards granted in 2023, the amount of $82,296 was added for stock awards granted in prior fiscal years that were unvested at the end of 2023, the amount of $4,019 was added for stock awards granted in prior fiscal years that vested in 2023, the amount of $175,815 was added for SAR awards granted in 2023, the amount of $28,669 was added for SAR awards granted in prior fiscal years that were unvested at the end of 2023, and the amount of $2,575 was added for SAR awards granted in prior fiscal years that vested in 2023.
For purposes of clarification, the “compensation actually paid” for 2022 for the named executive officers other than the PEO is a negative number due to the decrease in fair value of their stock awards and SAR awards in 2022. Furthermore, “compensation actually paid” for 2023 is due in part to the increase in value of stock from December 31, 2022 to December 31, 2023 and actual realization of this amount of compensation is, of course, dependent on actual future financial performance and the Company’s common stock value.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures for Determining NEO Compensation

1.
Pretax Income
– Pretax income is defined as income before income taxes. As discussed under the heading “
Annual Cash Incentive Compensation
” above, the Company’s annual cash incentive payment is weighted 75% on the achievement of a certain pretax income target.

2.
Operating Cash Flow
– Operating Cash Flow is defined as net cash provided by operating activities. As discussed under the heading “
Annual Cash Incentive Compensation
” above, the Company’s annual cash incentive payment is weighted 25% on the achievement of a certain operating cash flow target.

3.
EBITDA
– EBITDA is defined as earnings before interest, tax, depreciation, and amortization. As discussed under the heading “
Long-Term Equity Incentive Compensation
” above, the actual number of performance-based restricted stock units that vest each year is based on performance against target EBITDA for 1 year, cumulative 2 years and cumulative 3 years, respectively.

Total Shareholder Return Amount		$ 184.22	94.19	300.47	186.29	$ 100
Peer Group Total Shareholder Return Amount		194.48	129.71	156.66	126.06	$ 100
Net Income (Loss)		$ 205,384,000	$ 184,626,000	$ 208,737,000	$ 175,631
Company Selected Measure Amount		276,200,000	236,056,000	329,637,000	241,114,000
Measure:: 1
Pay vs Performance Disclosure
Name		Pretax Income
Measure:: 2
Pay vs Performance Disclosure
Name		Operating Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name		EBITDA
Mr. Fairbanks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 5,773,779	$ 3,255,722	$ 4,079,676	$ 1,918,792
PEO Actually Paid Compensation Amount		10,660,712	(1,889,888)	7,700,955	4,301,083
PEO Name							Mr. Fairbanks
Mr. Cline [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,716,354
PEO Actually Paid Compensation Amount					2,195,157
PEO Name	Mr. Cline
PEO | Mr. Fairbanks [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,783,750)	(2,125,000)	(1,301,563)	(518,765)
PEO | Mr. Fairbanks [Member] | SAR Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(491,250)	(375,000)	(229,688)	(91,547)
PEO | Mr. Fairbanks [Member] | Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,444,456	451,619	2,669,543	1,091,191
PEO | Mr. Fairbanks [Member] | Stock Awards Granted Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		389,839	(1,826,069)	1,087,441	1,334,538
PEO | Mr. Fairbanks [Member] | Stock Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		159,732	(906,975)	773,036	81,010
PEO | Mr. Fairbanks [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		884,560	141,372	289,078	265,274
PEO | Mr. Fairbanks [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		241,258	(290,428)	229,702	191,233
PEO | Mr. Fairbanks [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		42,088	(215,156)	103,729	29,357
PEO | Mr. Cline [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,275,000)
PEO | Mr. Cline [Member] | SAR Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(225,000)
PEO | Mr. Cline [Member] | Stock Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					350,593
PEO | Mr. Cline [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					133,293
PEO | Mr. Cline [Member] | SAR Awards Granted Vested in 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					282,607
PEO | Mr. Cline [Member] | Stock Awards Granted Vested in 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,212,310
Non-PEO NEO | Mr. Zambanini [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,049,750)	(702,950)	(559,938)	(518,765)
Non-PEO NEO | Mr. Zambanini [Member] | SAR Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(185,250)	(124,050)	(98,813)	(91,547)
Non-PEO NEO | Mr. Zambanini [Member] | Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,430,300	149,383	1,148,430	1,091,191
Non-PEO NEO | Mr. Zambanini [Member] | Stock Awards Granted Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		168,831	(1,133,967)	1,941,035	1,223,945
Non-PEO NEO | Mr. Zambanini [Member] | Stock Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		105,047	(2,289,237)	260,798	73,813
Non-PEO NEO | Mr. Zambanini [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		333,564	46,762	124,347	265,274
Non-PEO NEO | Mr. Zambanini [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		83,408	(197,757)	229,702	184,533
Non-PEO NEO | Mr. Zambanini [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		24,746	(187,546)	99,700	26,764
Non-PEO NEO | Mr. Schemm [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(838,100)	(607,750)	(499,163)	(340,000)
Non-PEO NEO | Mr. Schemm [Member] | SAR Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(147,900)	(107,250)	(88,088)	(60,000)
Non-PEO NEO | Mr. Schemm [Member] | Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,940,349	129,149	1,023,797	847,793
Non-PEO NEO | Mr. Schemm [Member] | Stock Awards Granted Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		147,958	(952,118)	554,371
Non-PEO NEO | Mr. Schemm [Member] | Stock Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		85,853	(348,099)	1,578,168
Non-PEO NEO | Mr. Schemm [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		266,293	40,436	110,843	191,208
Non-PEO NEO | Mr. Schemm [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		72,540	(62,294)	102,225
Non-PEO NEO | Mr. Schemm [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		19,361	(73,207)	20,595
Non-PEO NEO | Mr. Gupp [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(591,600)	(534,905)	(480,675)	(459,230)
Non-PEO NEO | Mr. Gupp [Member] | SAR Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(104,400)	(94,395)	(84,825)	(81,041)
Non-PEO NEO | Mr. Gupp [Member] | Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,369,595	113,698	985,854	965,863
Non-PEO NEO | Mr. Gupp [Member] | Stock Awards Granted Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		135,651	(3,013,721)	2,089,191	1,472,040
Non-PEO NEO | Mr. Gupp [Member] | Stock Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		91,545	(632,643)	283,081	96,231
Non-PEO NEO | Mr. Gupp [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		188,006	35,592	106,733	234,801
Non-PEO NEO | Mr. Gupp [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		64,994	(173,063)	204,443	193,861
Non-PEO NEO | Mr. Gupp [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		21,038	$ (166,671)	$ 106,090	$ 34,720
Non-PEO NEO | Ms. Lovcik [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(300,000)
Non-PEO NEO | Ms. Lovcik [Member] | Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		446,569
Non-PEO NEO | Ms. Fernandez [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(553,350)
Non-PEO NEO | Ms. Fernandez [Member] | SAR Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(97,650)
Non-PEO NEO | Ms. Fernandez [Member] | Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,281,010
Non-PEO NEO | Ms. Fernandez [Member] | Stock Awards Granted Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		82,296
Non-PEO NEO | Ms. Fernandez [Member] | Stock Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,019
Non-PEO NEO | Ms. Fernandez [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		175,815
Non-PEO NEO | Ms. Fernandez [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		28,669
Non-PEO NEO | Ms. Fernandez [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 2,575